RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2017
RELATED PARTY TRANSACTIONS [Abstract]
RELATED PARTY TRANSACTIONS
25. RELATED PARTY TRANSACTIONS

a.	Transactions

The Group entered into the following transactions with related parties:

	Years ended December 31,
Transactions	2015	2016	2017
	RMB	RMB	RMB
Repayments to Executive Principal of Ambow Research Center (Note i)	(3,960)	-	-
Collection from A, a member of management team of the Company	(1,670)	-	-
Repaid to A, a member of management team of the Company (Note ii)	(1,350)	-	-
Loan to/(collection from) a member of management team of Beijing SIWA Century Zhisheng Education Technology Co., Ltd. (“Century Zhisheng”) (Note iii)	199	(24)	-
Loan to Suzhou Chengpingheng Software Engineering Co., Ltd , an entity controlled by a member of management team of Century Zhisheng (Note iii)	138	-	-
Borrowing from a member of management team of Century Zhisheng (iii)	1,089	-	-
Loan to (Settlement of loan with) B, a member of management team of the Company	400	-	-

Note (i) Due to the shortage of working capital, the Company borrowed funds from one management personnel. The borrowing of RMB 2,000 from the management personnel was with a maturity date on February 7, 2014 and noninterest bearing; RMB 1,960 was with a maturity date on December 8, 2013 and bearing interest at 24% per annum. The borrowings of RMB 3,960 were repaid to the management personnel in the year ended December 31, 2015.

Note (ii) The borrowings from A, a member of management team of the Company, were fully repaid in 2015.

Note (iii) The loans to a member of management team of Century Zhisheng and borrowings from entities controlled by a member of management team of Century Zhisheng were made for operation purpose without interest bearing and maturity date. In 2017, the member of management team of Century Zhisheng was resigned, led to the reclassification of respective amounts due from and due to such member from related party to a third party.

b.	The Group had the following balances with related parties:

	Amounts due from related parties		Amounts due to related parties
	As of December 31,		As of December 31,
Relationship	2016	2017	2016	2017
	RMB	RMB	RMB	RMB
A, a member of management team of the Company	1,100	-	-	-
A member of management team of Century Zhisheng (Note 25 a (iii))	185	-	4,232	-
Entity controlled by a member of management team of Century Zhisheng - Suzhou Chengpingheng Software Engineering Co., Ltd (Note 25a (iii))	138	-	-	-
Entity controlled by Executive Principal of Ambow Research Center - Shandong Shichuang Software Engineering Co., Ltd. (Note 25 a (iii))	-	-	3,430	3,430
B, a member of management team of the Company	400	-	-	-
	1,823	-	7,662	3,430

c.	Principal shareholder transaction

On October 26, 2011, Dr. Jin Huang, chief executive officer of the Company, and holder of more than 10% interest in the voting power of the Company, entered into a participation agreement with, among others, the Baring Asia Private Equity Fund V., L.P. (the “Participation Agreement”). Pursuant to this agreement, Campus Holdings Limited (“Campus”), an affiliate to the Baring Asia Private Equity Fund V., L.P., agreed to invest up to US$ 50.0 million to purchase Class A Ordinary Shares of the Company through a series of private transactions and on the open market through purchases of American Depositary Shares.

The return on the investment in Class A Ordinary Shares as contemplated by the Participation Agreement will be shared between Campus and Dr. Huang after Campus has received a minimum return on its investment following the occurrence of agreed transfer events. Dr. Huang’s share of such return will be dependent on the portfolio values of the Class A Ordinary Shares acquired by Campus plus the value of all other property delivered as a dividend or other distribution on such Class A Ordinary Shares (the “Portfolio Value”) expressed as a multiple of Campus’ net investment amount as set forth in the Participation Agreement and can be paid to Dr. Huang in cash, in Class A Ordinary Shares or a combination of cash and Class A Ordinary Shares.

To secure Campus’ obligations under the Participation Agreement, Campus entered into a charge (the “Campus Share Charge”) in favor of Spin-Rich Ltd (“Spin-Rich”), a British Virgin Islands company that is wholly owned by Dr. Jin Huang, the president and chief executive officer of the Company, over 60,606 Class A Ordinary Shares that Campus may acquire from time to time after the date of the Campus Share Charge to secure Campus’ obligations under the Participation Agreement, including, without limitation, Campus’ obligations to share with Dr. Huang its investment return on the Class A Ordinary Shares in accordance with the terms of the Participation Agreement. Spin-Rich in turn entered into a charge over 202,592 Class B Ordinary Shares of the Company that it owns in favor of Campus to secure Campus’ agreed-upon minimum return on its investment. Spin-Rich shall be entitled to exercise all voting and/or consensual powers pertaining to the Class B Ordinary Shares and dividends or other distributions received thereon by Spin-Rich or any part thereof charged in favor of Campus unless and until enforcement event occurs.

Between November 9, 2011 and January 25, 2012, Campus purchased an aggregate of 398,153 Class A Ordinary Shares equivalent of the Company through privately negotiated transactions or in open market transactions. The aggregate consideration paid was RMB 311,505 (US$ 50,000). None of the sellers in the privately negotiated transactions were the employees of the Company.

Management has assessed the accounting treatment for this transaction and believes that it should be accounted for as a share base compensation pursuant to FASB ASC Topic 718. The fair value of the combined terms of the Participation Agreement was approximately RMB 215,274 (US$ 34,554), which would be recognized as compensation expense on a straight-line basis over a period from January 2012 to October 2015, which is the expected expiration date. RMB 44,686 (US$ 7,222), RMB nil (US$ nil) and RMB nil (US$ nil) expenses were recognized for the years ended December 31, 2015, 2016 and 2017, respectively.